Income Taxes (Schedule Of Components Of Deferred Tax Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Liability for employees' retirement benefits	¥ 543,115	¥ 558,175
Accrued enterprise tax	21,045	17,215
Property, plant and equipment and intangible assets principally due to differences in depreciation	382,626	386,961
Compensated absences	94,207	96,101
Accrued bonus	41,941	42,895
Unamortized purchases of leased assets	7,956	9,152
Operating loss carryforwards	170,523	149,813
Accrued liabilities for loyalty programs	80,389	97,536
Deferred revenues regarding Nikagetsu Kurikoshi	16,769	20,794
Foreign currency translation adjustments	20,085	36,812
Other	163,289	151,627
Total gross deferred tax assets	1,541,945	1,567,081
Less-Valuation allowance	(253,693)	(242,158)
Total deferred tax assets	1,288,252	1,324,923
Deferred tax liabilities:
Unrealized gains on securities	(85,761)	(5,843)
Investment in subsidiary, principally arising upon issuance of stock	(301,832)	(303,363)
Other	(185,700)	(172,997)
Total gross deferred tax liabilities	(573,293)	(482,203)
Net deferred tax assets	¥ 714,959	¥ 842,720